Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Debentures Tables Abstract
Schedule of credit facility - other
	December 31, 2019	December 31, 2018
Principal balance	43,496	41,625
Interest payable	543	531
	44,039	42,156

Schedule of contractual repayment dates
2020	-
2021	-
2022	43,496
43,496